Debt - Convertible Notes (Details) $ / shares in Units, $ in Thousands	Dec. 07, 2021 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price (in usd per shares) | $ / shares	$ 11.50	$ 11.50
Convertible notes payable		$ 200,000
Convertible Notes Payable
Debt Instrument [Line Items]
Debt, face amount	$ 200,000
Stated interest rate percentage	6.00%
Debt instrument, convertible, threshold trading days | vote	180
Debt instrument, convertible, threshold consecutive trading days | vote	20
Debt instrument, trading days	30 days
Debt instrument, convertible, average daily trading days | vote	30
Debt instrument, convertible, for first two years after initial issuance	$ 3,000
Debt instrument, convertible, term of after initial issuance	2 years
Debt instrument, convertible, thereafter	$ 2,000
Debt instrument, convertible, obligated equal amount to pay of interest, term	12 months
Unamortized debt issuance expense		$ 9,600
Convertible Debt, Par Value
Debt Instrument [Line Items]
Debt, face amount	$ 1,000
Common Stock | Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, shares issuable (in shares) | shares	17,391,304
Debt instrument, convertible, conversion price (in usd per shares) | $ / shares	$ 11.50
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%